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APPENDIX I          U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.       Name and address of issuer:  DIAZ-VERSON AMERICAS EQUITY FUND
                                      237 Park Avenue 9th Fl.
                                      New York NY 10017

2.       Name of each series or class of funds for which this notice
         is filed:      DIAZ-VERSON AMERICAS EQUITY FUND

3.       Investment Company Act File Number:  811-7348

         Securities Act File Number:  33-54762

4.       Last day of fiscal year for which this notice is filed:
         DECEMBER 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1) if applicable (see instruction A.6): NONE

7. Number and amount of securites of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

8.       Number and amount of securities registered during the fiscal year
         other than pursuant to Rule 24f-2:   NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                   DIAZ-VERSON AMERICAS EQUITY FUND   SHARES          SALE PRICE
                                                      74,446           $654,522

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                   DIAZ-VERSON AMERICAS EQUITY FUND   SHARES          SALE PRICE
                                                      74,446           $654,522

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                   DIAZ-VERSON AMERICAS EQUITY FUND   SHARES         SALE PRICE
                                                       - 0 -                 $0
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                                                          DIAZ-VERSON 24f-2/pg 2

         Calculation of registration fees:
12.

           (i)     Aggregate sale price of securities
                   sold during the fiscal year in
                   reliance on 24f-2 (from item 10):                                              $654,522

          (ii)     Aggregate price of shares issued in
                   connection with dividend reinvestment
                   plans (from item 11, if applicable):                                  +               0

         (iii)     Aggregate price of shares redeemed or
                   repurchased during the fiscal year:                                   -         659,712

          (iv)     Aggregate price of shares redeemed or
                   repurchased and previously applied as a
                   reduction to filing fees pursuant to Rule
                   24e-2 (if applicable):   0                                            +               0

           (v)     Net aggregate price of securities sold and issued during
                   the fiscal year in reliance on Rule 24f-2 [line (i), plus
                   line (ii), less line (iii), plus line (iv)] (if applicable):                          0
                                                                                                ----------
          (vi)     Multiplier prescribed by Section 6(b) of the
                   Securities Act of 1933 or other applicable
                   law or regulation (see instruction C.6):                                     0.00034483

         (vii)     Fee due [line (i) or line (v) multiplied by                                       $0.00
                   line (vi)]:                                                                  ==========


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission's Rules
         of Informal and Other Procedures (17CFR 202.3A).   / /

Date for mailing or wire transfer of filing fees to the Commission's lockbox directory:

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*                                 SIGNATURES


Date:  FEBRUARY 20, 1996                                  /s/GORDON M. FORRESTER
       -----------------                                  ----------------------
                                                          GORDON M. FORRESTER
                                                          Assistant Treasurer

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              EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------

    5                      Opinion of Fulbright & Jaworski L.L.P.